Redeemable Convertible Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2017
Changes of Convertible Redeemable Preferred Shares

The following table sets forth the changes of each of the convertible redeemable preferred shares for the years ended December 31, 2015, 2016 and 2017:

	Series A Preferred Shares		Series A-1 Preferred Shares		Series B Preferred Shares		Series C Preferred Shares
	Number of Shares	Amount	Number of Shares	Amount	Number of Shares	Amount	Number of Shares	Amount	Total Amount
		RMB		RMB		RMB		RMB	RMB
As of December 31, 2015	3,125,000	40,181	1,302,084	28,492	2,962,239	126,641	4,640,843	280,704	476,018
Accretion	—	1,033	—	830	—	6,573	—	8,289	16,725
Accumulated other comprehensive income	—	1,226	—	870	—	3,910	—	8,578	14,584
Conversion to Class B ordinary shares	(3,125,000)	(42,440)	(1,302,084)	(30,192)	(2,962,239)	(137,124)	(4,640,843)	(297,571)	(507,327)
As of December 31, 2016	—	—	—	—	—	—	—	—	—
As of December 31, 2017	—	—	—	—	—	—	—	—	—